PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The major components of property, plant and equipment as of December 31, 2017 and 2016 were as follows:

(in millions)	2017	2016
Land	$84	$78
Buildings	687	600
Machinery and equipment	1,436	1,214
Other equipment and leasehold improvements	358	278
Equipment on operating lease	42	42
Construction in progress	226	296
	2,833	2,508
Less accumulated depreciation	(1,430)	(1,196)
	$1,403	$1,312

Depreciation expense was $168 million, $193 million and $210 million for 2017, 2016 and 2015, respectively.